Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Allowance for slow-moving and obsolete inventories	$ 859	$ 891	$ 1,401